Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Line Items]
Trade accounts receivable	$ (6,453)	$ (1,464)	$ (20,958)	$ (4,191)
Medical supplies	(425)	(101)	(27)	(252)
Prepaids and other current assets			(2,799)	(253)
Other long-term assets	(39)	464	466	(176)
Trade accounts payable and accrued liabilities	(2,223)	(846)	2,840	2,712
Other current liabilities	(942)	(38)	1,340	43
Other long-term liabilities	$ (103)	$ 0	(8)	(2)
Total			$ (19,146)	(1,869)
Scenario, Adjustment [Member]
Supplemental Cash Flow Information [Line Items]
Total				$ (2,119)